Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		Adjusted Ordinary Shares Class A CNY (¥) shares	Adjusted Ordinary Shares Class B CNY (¥) shares	Adjusted Additional Paid-in Capital CNY (¥)	Adjusted Statutory reserves CNY (¥)	Adjusted Accumulated other comprehensive loss CNY (¥)	Adjusted Accumulated deficit CNY (¥)	Adjusted Non- controlling interests CNY (¥)	Adjusted Receivable for issuance of ordinary shares CNY (¥)	Adjusted CNY (¥)	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling interests CNY (¥)	Receivable for issuance of ordinary shares CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at Mar. 31, 2021											¥ 364	¥ 82	¥ 3,272,612	¥ 3,047	¥ (20,172)	¥ (2,759,882)	¥ 45,019	¥ (413,377)	¥ 127,693
Balances (in Shares) at Mar. 31, 2021 | shares											54,505,108	13,037,729
Foreign currency translation adjustment															(16,529)				(16,529)
Accretion on redeemable non-controlling interests to redemption value																(575)			(575)
Receivable for issuance of ordinary shares (Note 22)																		248,631	248,631
Unrealized securities holding losses, net of tax															(9,368)				(9,368)
Acquisition of a subsidiary																	1,817		1,817
Issuance of ordinary shares for the exercise of stock options											¥ 8		8,315						8,323
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares											1,204,483
Capital contribution from non-controlling interests																	245		245
Appropriations to statutory reserves														386		(386)
Share-based compensation													14,409						14,409
Net loss																(128,390)	(4,433)		(132,823)
Balances at Mar. 31, 2022											¥ 372	¥ 82	3,295,336	3,433	(46,069)	(2,889,233)	42,648	(164,746)	241,823
Balances (in Shares) at Mar. 31, 2022 | shares											55,709,591	13,037,729
Foreign currency translation adjustment															15,591				15,591
Accretion on redeemable non-controlling interests to redemption value																(675)			(675)
Receivable for issuance of ordinary shares (Note 22)																		81,341	81,341
Unrealized securities holding losses, net of tax															(6,711)				(6,711)
Issuance of ordinary shares for the exercise of stock options											¥ 1		37						¥ 38
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares											53,488								53,488	53,488
Appropriations to statutory reserves														443		(443)
Share-based compensation													(7,677)						¥ (7,677)
Net loss																(102,799)	(3,177)		(105,976)
Balances at Mar. 31, 2023		¥ 373	¥ 82	¥ 3,287,696	¥ 3,876	¥ (37,189)	¥ (2,995,975)	¥ 39,471	¥ (83,405)	¥ 214,929	¥ 373	¥ 82	3,287,696	3,876	(37,189)	(2,993,150)	39,471	(83,405)	217,754
Balances (in Shares) at Mar. 31, 2023 | shares		55,763,079	13,037,729								55,763,079	13,037,729
Change in Accounting Policy*	[1]															(2,825)			(2,825)
Foreign currency translation adjustment															1,258				1,258	$ 174
Accretion on redeemable non-controlling interests to redemption value																(766)			(766)
Receivable for issuance of ordinary shares (Note 22)													75,276					(7,902)	67,374
Unrealized securities holding losses, net of tax															(3,547)				(3,547)	$ (491)
Issuance of ordinary shares for the exercise of stock options													27						¥ 27
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares											9,428,674								37,741	37,741
Appropriations to statutory reserves
Share-based compensation													679						¥ 679
Debt waive of Chong Li													(75,276)					75,276
Issuance of ordinary shares for the public offering and private placement											¥ 589		41,273						41,862
Issuance of ordinary shares for the public offering and private placement (in Shares) | shares											82,500,000
Net loss																(63,664)	(5,234)		(68,898)	$ (9,541)
Balances at Mar. 31, 2024											¥ 962	¥ 82	¥ 3,329,675	¥ 3,876	¥ (39,478)	¥ (3,060,405)	¥ 34,237	¥ (16,031)	252,918	35,031
Balances (in Shares) at Mar. 31, 2024 | shares											147,691,753	13,037,729
Foreign currency translation adjustment																			(952)	(136)
Unrealized securities holding losses, net of tax
Net loss																			(29,577)	(4,215)
Balances at Sep. 30, 2024																			¥ 227,970	$ 32,486

[1]	The Company used a modified retrospective approach to adopt ASC Topic 326, and the cumulative-effect to retained earnings was RMB2.8 million.